China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Financial Position (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 384,475	$ 55,920	¥ 416,596		¥ 451,115
Financial assets at fair value through other comprehensive income	3,903	568	4,286
Non-current assets	464,411	67,546	495,261
Current assets
Prepayments and other current assets	11,106	1,615	13,801
Cash and cash equivalents	30,060	4,372	32,836	$ 4,776	23,633	¥ 21,755
Current assets	75,909	11,040	76,722
Total assets	540,320	78,586	571,983
Equity attributable to equity shareholders of the Company
Share capital	254,056	36,951	254,056
Reserves	(20,154)	(2,931)	(20,912)
Retained profits
- Proposed final dividend	4,100	596	1,591
- Others	75,920	11,042	69,315
Total equity	314,286	45,711	304,347		227,682	231,216
Current liabilities
Short-term bank loans	15,085	2,194	22,500
Accounts payable and accrued liabilities	122,458	17,811	125,260
Taxes payable	911	132	1,121
Dividend payable	920	134	920
Current liabilities	214,910	31,257	242,622
Total liabilities	226,034	32,875	267,636
Total equity and liabilities	540,320	78,586	571,983
Net current liabilities	139,001	20,217	165,900
Total assets less current liabilities	325,410	47,329	329,361
Parent Company [Member]
Non-current assets
Property, plant and equipment	4	1	5
Investments in subsidiaries	237,301	34,514	234,768
Loan to a subsidiary	6,829	993	22,832
Financial assets at fair value through other comprehensive income	3,698	538	4,070
Non-current assets	247,832	36,046	261,675
Current assets
Loan to subsidiaries	5,615	817	202
Amounts due from subsidiaries	223	32	2,510
Dividend receivable	4,612	671	2,712
Prepayments and other current assets	23	3	60
Short-term bank deposits			3,091
Cash and cash equivalents	969	141	1,229	$ 179	¥ 1,443	¥ 657
Current assets	11,442	1,664	9,804
Total assets	259,274	37,710	271,479
Equity attributable to equity shareholders of the Company
Share capital	254,056	36,951	254,056
Reserves	(6,888)	(1,002)	(6,516)
Retained profits
- Proposed final dividend	4,100	596	1,591
- Others	6,915	1,006	7,184
Total equity	258,183	37,551	256,315
Current liabilities
Short-term bank loans			12,694
Accounts payable and accrued liabilities	99	14	160
Loan from immediate holding company	48	7	435
Loans from subsidiaries			928
Taxes payable	24	4	27
Dividend payable	920	134	920
Current liabilities	1,091	159	15,164
Total liabilities	1,091	159	15,164
Total equity and liabilities	259,274	37,710	271,479
Net current liabilities	10,351	1,505	(5,360)
Total assets less current liabilities	¥ 258,183	$ 37,551	¥ 256,315